Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Statement of Comprehensive Income [Abstract]
Change in fair value, tax benefit	$ 2.3	$ 4.0	$ 0.9
Reclassification adjustments, tax benefit/expense	$ 3.1	$ 2.6	$ 4.3